Basis of Presentation - Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items (Detail)	Jul. 31, 2024	Oct. 31, 2023
1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.78%	6.10%
3 years [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.26%	5.83%
5 years [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.25%	5.69%
10 years [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.69%	5.82%
20 years [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.07%	5.85%
30 years [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.96%	5.81%
Ultimate [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.00%	5.00%